Utility Plant In Service (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Revisions in estimated cash flows	$ 21.6	$ (1.3)
Direct first mortgage lien	1,633.5
Non-contractually required removal costs of utility plant in service	705.6	673.8
Contractually required removal costs of utility plant in service	80.6	59.0
Indianapolis Power And Light Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Revisions in estimated cash flows	21.6	(1.3)
Direct first mortgage lien	1,633.5
Non-contractually required removal costs of utility plant in service	705.6	673.8
Contractually required removal costs of utility plant in service	$ 80.6	$ 59.0